OTHER LIABILITIES - Significant actuarial assumptions for Mexico Plans (Details)	Dec. 31, 2021	Dec. 31, 2020
Mexico Plans
Disclosure of defined benefit plans [line items]
Discount rate (as a percent)	7.50%	5.50%